Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Non-capital tax losses	$ 14,264	$ 13,475
SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credits	6,364	3,673
Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credits	1,486	$ 532
2031 Expiration
Tax Credit Carryforward [Line Items]
Non-capital tax losses	0
2031 Expiration | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credits	0
2031 Expiration | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credits	45
2032 Expiration
Tax Credit Carryforward [Line Items]
Non-capital tax losses	13
2032 Expiration | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credits	0
2032 Expiration | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credits	117
2033 Expiration
Tax Credit Carryforward [Line Items]
Non-capital tax losses	11,235
2033 Expiration | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credits	0
2033 Expiration | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credits	232
2034 Expiration
Tax Credit Carryforward [Line Items]
Non-capital tax losses	825
2034 Expiration | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credits	0
2034 Expiration | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credits	197
2035 Expiration
Tax Credit Carryforward [Line Items]
Non-capital tax losses	2,191
2035 Expiration | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credits	0
2035 Expiration | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credits	895
Indefinite
Tax Credit Carryforward [Line Items]
Non-capital tax losses	0
Indefinite | SR&ED Expenditures
Tax Credit Carryforward [Line Items]
Tax credits	6,364
Indefinite | Investment Tax Credits
Tax Credit Carryforward [Line Items]
Tax credits	$ 0